Summary of Significant Accounting Policies - Rollforward of Contract Liability Balance (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer Liability [Roll Forward]
Balance, beginning of period	$ 4,654	$ 3,973
Additions	18,003	7,943
Revenue recognized	(16,681)	(7,498)
Balance, end of period	$ 5,976	$ 4,418